Document and Entity Information	Feb. 13, 2025
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Feb. 13, 2025
Entity Registrant Name	WHIRLPOOL CORP /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address, Address Line One	2000 North M-63,
Entity Address, City or Town	Benton Harbor,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49022-2692
City Area Code	269
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On February 18, 2025, Whirlpool Corporation (the "Company") filed a current report on Form 8-K to report the appointment of John G. Morikis to the Board of Directors of the Company. The Form 8-K inadvertently listed the date of appointment as January 17, 2025. The Company is filing this Form 8-K amendment to provide the correct date of appointment as February 17, 2025.
Entity Central Index Key	0000106640
Amendment Flag	true
Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	CHX
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	NYSE